CONVERTIBLE NOTES - 2020 Notes (Details) $ / shares in Units, $ in Thousands	Oct. 10, 2019 USD ($) $ / shares	Aug. 16, 2019 USD ($) $ / shares	Jul. 12, 2019 USD ($) $ / shares
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 1 [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Gross			$ 400
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 1 Due July 2020 [Member]
Debt Instrument [Line Items]
Total principal amount			$ 6,200
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 1 Due October 2020 [Member]
Debt Instrument [Line Items]
Total principal amount			$ 14,400
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 2 Member
Debt Instrument [Line Items]
Debt Issuance Costs, Gross			$ 100
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 2 Due July 2020 [Member]
Debt Instrument [Line Items]
Total principal amount			$ 1,500
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 2 Due October 2020 [Member]
Debt Instrument [Line Items]
Total principal amount			$ 2,700
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Convertible Note Purchase Agreement With Pacific Bridget Inner Circle Mezzanine 1 [Member]
Debt Instrument [Line Items]
Total principal amount		$ 6,580
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Issuance Costs, Gross		$ 100
Convertible Note Purchase Agreement With Pacific Bridget TMT Mezzanine 1 [Member]
Debt Instrument [Line Items]
Total principal amount		$ 7,930
Debt Instrument, Interest Rate, Stated Percentage		11.00%
Debt Issuance Costs, Gross		$ 200
Convertible Note Purchase Agreement With Pacific Bridget Global Mezzanine 1 [Member]
Debt Instrument [Line Items]
Total principal amount	$ 5,770
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Issuance Costs, Gross	$ 100
ADS | Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			200.4
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 4.99
ADS | Convertible Note Purchase Agreement With Pacific Bridget Diamond CB Fund 2 Member
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			200.4
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock			$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 4.99
ADS | Convertible Note Purchase Agreement With Pacific Bridget Inner Circle Mezzanine 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio		198.06
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.05
ADS | Convertible Note Purchase Agreement With Pacific Bridget TMT Mezzanine 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio		198.06
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock		$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.05
ADS | Convertible Note Purchase Agreement With Pacific Bridget Global Mezzanine 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	196.08
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.10